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                       RENAISSANCE CAPITAL GREENWICH FUNDS

                                2 GREENWICH PLAZA

                               GREENWICH, CT 06830


                                                        February 8, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza

Washington, D.C. 20549

                                    Re:    Renaissance Capital Greenwich Funds

                                           File No. 333-21311 File No. 811-8049
                                           ------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ( the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Renaissance Capital Greenwich Funds (the "Registrant"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 2, 2001.

                                  Very truly yours,


                                  Renaissance Capital Greenwich Funds

                                  By:______________________________________
                                  Linda R. Killian, Secretary and Vice President